Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2013	2014
	RMB	RMB
Product sales and online marketplace receivables	380,938	2,043,243
Online payment processing transactions receivables	35,083	182,412
Advertising receivables	44,372	62,705
Others	43,466	219,567
Allowance for doubtful accounts
Balance at beginning of the year	(1,877)	(1,770)
Additions	(559)	(72,608)
Reversals	666	868
Write-offs	—	1,839
Balance at end of the year	(1,770)	(71,671)
Accounts receivable, net	502,089	2,436,256